Contributed Equity (Tables)	12 Months Ended
Jun. 30, 2021
Contributed Equity [Abstract]
Summary of Contributed Equity

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(a) Ordinary shares
Issued and fully paid at June 30	234,147,526	113,852,364	80,331,016
Movement in ordinary shares:
Opening balance	113,852,364	80,331,016	69,788,130
Issue of shares on exercise of quoted options	—	—	9,069,584
Issue of shares	—	33,236,520	—
Issue of shares on exercise of options granted under the LTIP	—	284,828	—
Issue of shares on Nasdaq listing net of issuance cost $10,126,959	105,477,591	—	—
Issue of shares on exercise of pre-funded warrants net of issuance cost $1,099,412	11,546,029	—	—
Transfer from option reserve	3,271,542	—	1,473,302
	234,147,526	113,852,364	80,331,016
Ordinary shares on issue:	No:	No:	No:
Opening balance	269,157,769	249,414,839	202,637,888
Issue of shares on exercise of quoted options	—	—	46,776,951
Issue of shares	—	19,742,930	—
Issue of shares on exercise of options granted under the LTIP	5,845,804	—	—
Issues of shares on Nasdaq listing	68,506,400	—	—
Issue of share on exercise of pre-funded warrants	7,493,568	—	—
	351,003,541	269,157,769	249,414,839

	June 30, 2021	June 30, 2020	July 1, 2019
		Restated	Restated
	US$	US$	US$
(b) Pre-funded warrants
Movement in pre-funded warrants:
Opening balance	—	—	—
Issue of pre-funded warrants in a US initial public offering	12,645,441	—	—
Cost of issue of pre-funded warrants	(1,099,412)	—	—
Issue of shares on exercise of pre-funded warrants	(11,546,029)	—	—
	—	—	—
Pre-funded warrants on issue:	No:	No:	No:
Opening balance	—	—	—
Issue of pre-funded warrants in a US Initial public offering	7,493,600	—	—
Exercise of pre-funded warrants	(7,493,568)	—	—
Forfeiture on exercise	(32)	—	—
	—	—	—